Summary of Reconciles Total Consideration Transferred (Parenthetical) (Detail) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
		Jun. 01, 2022	Nov. 10, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2022	Mar. 17, 2021
Business Acquisition [Line Items]
Debt Instrument Carrying Amount				$ 1,043,438,537		$ 1,043,438,537		$ 877,511,547
Business acquisition, transaction costs				100,000	$ 200,000	800,000	$ 600,000	$ 900,000	$ 1,400,000	$ 200,000
Key Bank Sst Iv Cmbs Loan [Member]
Business Acquisition [Line Items]
Debt Instrument Carrying Amount												$ 40,500,000
Fair market value discount on debt			$ 100,000	$ 100,000		$ 100,000					$ 16,100,000
Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Cash consideration	[1],[2]		54,250,000
Debt Instrument Carrying Amount			54,000,000
Business acquisition, transaction costs			$ 300,000
S S G T I I Merger Agreement Member
Business Acquisition [Line Items]
Cash consideration	[3]	$ 76,300,006
Debt Instrument Carrying Amount		75,100,000
Business acquisition, transaction costs		$ 1,200,000

[1]	The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the Merger, as well as approximately $0.3 million in transaction costs.
[2]	The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.
[3]	The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.